Loans and Borrowings - Changes in the Carrying Value of Current and Non-current Loans and Borrowings (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Financial instruments [Abstract]
Beginning balance	$ 38,249	$ 38,224
Transfer from Revolver	4,000
Drawings	2,824	2,751
Interest accretion	13	23
Debt issuance costs	(493)
Principal repayments	(2,100)	(2,749)
Ending balance	42,493	38,249
Current portion	(2,299)
Long-term portion	$ 40,194	$ 4,898